Fees Summary	Jul. 15, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,144,000.
Net Fee	$ 0
Narrative - Max Aggregate Offering Price	$ 2,144,000